Goodwill and Intangible Assets (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of changes in the Company's goodwill resulting from the acqusition by the Company of its operating subsidiaries
Beginning Balance	$ 17,070,000	$ 14,820,852	$ 343,986
Acquisitions	17,174,000	2,249,477	14,476,866
Disposals
Ending Balance	34,244,000	17,070,000	14,820,852
Applications And Infrastructure [Member]
Summary of changes in the Company's goodwill resulting from the acqusition by the Company of its operating subsidiaries
Beginning Balance	6,596,000
Acquisitions
Ending Balance	6,596,000
Professional Services [Member]
Summary of changes in the Company's goodwill resulting from the acqusition by the Company of its operating subsidiaries
Beginning Balance	10,474,000
Acquisitions
Ending Balance	10,474,000
Cloud And Managed Services [Member]
Summary of changes in the Company's goodwill resulting from the acqusition by the Company of its operating subsidiaries
Beginning Balance
Acquisitions	17,174,000
Ending Balance	17,174,000
Tropical [Member]
Summary of changes in the Company's goodwill resulting from the acqusition by the Company of its operating subsidiaries
Beginning Balance		174,746	174,746
Acquisitions
Disposals
Ending Balance		174,746	174,746
RM Engineering [Member]
Summary of changes in the Company's goodwill resulting from the acqusition by the Company of its operating subsidiaries
Beginning Balance		169,240	169,240
Acquisitions
Disposals
Ending Balance		169,240	169,240
ADEX [Member]
Summary of changes in the Company's goodwill resulting from the acqusition by the Company of its operating subsidiaries
Beginning Balance		10,474,212
Acquisitions			10,474,212
Disposals
Ending Balance		10,474,212	10,474,212
TNS [Member]
Summary of changes in the Company's goodwill resulting from the acqusition by the Company of its operating subsidiaries
Beginning Balance		4,002,654
Acquisitions			4,002,654
Disposals
Ending Balance		4,002,654	4,002,654
Aws Entities [Member]
Summary of changes in the Company's goodwill resulting from the acqusition by the Company of its operating subsidiaries
Beginning Balance
Acquisitions		2,249,477
Disposals
Ending Balance		$ 2,249,477